Note 14 - Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 14 - Stock Warrants

NOTE 12—STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of grant was recorded as an increase to additional paid-in-capital.

On December 24, 2015, we issued a warrant to purchase 150,000 shares of common stock to our chief executive officer. As of December 31, 2015, the warrant had vested for 87,500 shares, with an aggregate fair value of $612,500. As of December 31, 2016, the warrant vested for another 50,000 shares, with an aggregate fair value of $350,000. The remaining warrants for 12,500 shares vested in the three months ended March 31, 2017, with an aggregate fair value of $87,500. The aggregate fair value is based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 25,000 shares of common stock to one of our directors. The aggregate fair value of the warrant totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 12,500 shares of common stock to one of our directors. The aggregate fair value of the warrant totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 7,500 shares of common stock to a former director. As of December 31, 2015, the warrant had vested for 1,875 shares. The aggregate fair value of the vested warrant totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years. On March 22, 2016, we accepted the resignation of Mr. Wollins resulting in the cancellation of the warrant for the remaining 5,625 shares.

On January 21, 2016, we issued a warrant to purchase 15,625 shares of common stock to an investor. The aggregate fair value of the warrant totaled $71,875 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $8.00, stock price of $4.60, 2.02% risk free rate, 600% volatility, and expected life of the warrant of 10 years.

On January 24, 2016, pursuant to the terms of a consulting agreement, we issued a warrant to purchase 5,000 shares of common stock to an investor, with an exercise price of $4.60 per share, that expires January 23, 2017. The aggregate fair value of the warrant totaled $28,967 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $4.60, stock price of $5.80, 0.47% risk free rate, 638% volatility, and expected life of the warrant of one year.

On April 28, 2016, pursuant to the terms of a promissory note with an investor, we issued a warrant to purchase 5,000 shares of common stock. The aggregate fair value of the warrant totaled $27,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $5.40, 0.91% risk free rate, 1,177% volatility, and expected life of the warrant of 2.68 years.

A summary of the outstanding warrants as of December 31, 2016 and March 31, 2017, is as follows:

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2016	215,000	$1.60	$6.80

Issued	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	5,000	-	-
Outstanding, March 31, 2017	210,000	$1.60	$6.80

Exercisable, March 31, 2017	210,000	$1.60	$6.80

Range of Exercise Prices	Number Outstanding 3/31/2017	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$1.00 - $8.00	210,000	2.2 years	$1.80

NOTE 14—STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of grant was recorded as an increase to additional paid-in-capital.

On December 20, 2015, pursuant to the terms of an arrangement with National Concessions Group, Inc., we agreed to issue warrants to purchase 2,500 shares of our common stock per quarter, at a price per share equal to the trailing 60-day volume weighted average price per share of our common stock, every quarter during the six quarters the services were to be provided. As of December 31, 2015, we had issued one warrant for 2,500 shares, with an aggregate fair value of $16,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $6.40, 0.8% risk free rate, 848.1% volatility, and expected life of the warrant of 1.4 years.In connection with a termination agreement dated September 28, 2016, with National Concessions, the warrants were cancelled with no additional vesting.

On December 24, 2015, we issued a warrant to purchase 150,000 shares of common stock to our chief executive officer. As of December 31, 2015, the warrant had vested for 87,500 shares, with an aggregate fair value of $612,500. As of December 31, 2016, the warrant vested for another 50,000 shares, with an aggregate fair value of $350,000. The aggregate fair value is based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 25,000 shares of common stock to one of our directors. The aggregate fair value of the warrant totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 12,500 shares of common stock to one of our directors. The aggregate fair value of the warrant totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we issued a warrant to purchase 7,500 shares of common stock to a former director. As of December 31, 2015, the warrant had vested for 1,875 shares. The aggregate fair value of the vested warrant totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years. On March 22, 2016, we accepted the resignation of Mr. Wollins resulting in the cancellation of the warrant for the remaining 5,625 shares.

On January 13, 2016, pursuant to the terms of a promissory note with an accredited investor, we issued a warrant to purchase 11,250 shares of common stock. The aggregate fair value of the warrant totaled $69,750 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $6.20, 1.15% risk free rate, 600% volatility, and expected life of the warrant of three years. On February 10, 2016, B44 exercised its right to a cashless conversion of its warrant, for which it received 8,804 shares of common stock.

On January 21, 2016, we issued a warrant to purchase 15,625 shares of common stock to an investor. The aggregate fair value of the warrant totaled $71,875 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $8.00, stock price of $4.60, 2.02% risk free rate, 600% volatility, and expected life of the warrant of 10 years.

On January 24, 2016, pursuant to the terms of a consulting agreement, we issued a warrant to purchase 5,000 shares of common stock to an investor, with an exercise price of $4.60 per share, that expires January 23, 2017. The aggregate fair value of the warrant totaled $28,967 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $4.60, stock price of $5.80, 0.47% risk free rate, 638% volatility, and expected life of the warrant of one year.

On April 28, 2016, pursuant to the terms of a promissory note with an investor, we issued a warrant to purchase 5,000 shares of common stock. The aggregate fair value of the warrant totaled $27,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $5.40, 0.91% risk free rate, 1,177% volatility, and expected life of the warrant of 2.68 years.

A summary of the outstanding warrants as of December 31, 2015 and 2016, is as follows:

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2015	210,000	$1.00	$7.00

Issued	36,875	5.60	5.40
Exercised	(11,250)	-	-
Cancelled	(20,625)	-	-
Expired	-	-	-
Outstanding, December 31, 2016	215,000	$1.60	$6.80

Exercisable, December 31, 2016	202,500	$1.80	$6.60

Range of Exercise Prices	Number Outstanding 12/31/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.00 - $8.00	215,000	2.5 years	$1.80